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Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND
SHORT DURATION MUNICIPAL FUND
Investment Goal
High level of income exempt from federal income tax consistent with the preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class F Prospectus STET SHORT DURATION MUNICIPAL FUND STET SHORT DURATION MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.81%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | STET SHORT DURATION MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A) | USD ($)	83	259	450	1,002

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes, variable rate demand notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Advisers select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers will strive to maintain a portfolio duration of three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a three-year duration, it will decrease in value by approximately 3% if interest rates rise 1% and increase in value by approximately 3% if interest rates fall 1%. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax.

Principal Risks
Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.28% (6/30/20) Worst Quarter: -1.77% (3/31/22) The Fund's Class F total return (pre-tax) from January 1, 2023 to September 30,2023 was 1.12%.

Average Annual Total Returns (for the periods ended December 31, 2022)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns - Class F Prospectus - STET SHORT DURATION MUNICIPAL FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
STET SHORT DURATION MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)	Return Before Taxes	(1.79%)	0.64%	0.49%	1.27%	Nov. 13, 2003
After Taxes on Distributions | STET SHORT DURATION MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)	Return After Taxes on Distributions	(1.80%)	0.64%	0.49%	1.26%
After Taxes on Distributions and Sale of Fund Shares | STET SHORT DURATION MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)	Return After Taxes on Distributions and Sale of Fund Shares	(0.67%)	0.73%	0.55%	1.28%
Bloomberg 1-Year Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	Bloomberg 1-Year Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	(1.13%)	1.02%	0.83%	1.57%	Nov. 13, 2003